RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
26. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022:

Name of related parties	Relationship with the Group

Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Hangzhou Jixi Internet Technology Co., Ltd. (“Jixi”)*	An associate of the Group (incorporated in 2018)
Hangzhou Tianshi Technology Co., Ltd. (“Tianshi”)	An associate of the Group (incorporated in 2017)
Guangdong Weixin Technology Co., Ltd. (“Weixin”)	An associate of the Group (incorporated in 2018)
Hangzhou Adopt A Cow Biological Technology Co., Ltd. (“Zhaomu”)*	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd. (“Bixin”)	An associate of the Group (incorporated in 2019)
Hunan Haomei Haomei Cosmetics Co., Ltd. (“Haomei”)*	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)	An associate of the Group (incorporated in 2019)
Zhejiang Zhengdao Fengju Supply Chain Management Co., Ltd. (“Zhengdao”)*	An associate of the Group (incorporated in 2019)
Hangzhou Yuncheng Brand Management Co., Ltd. (“Yuncheng”)*	An associate of the Group (incorporated in 2020)
Zhejiang Jimi E-commerce Co., Ltd. (“Jimi”)	An associate of the Group (incorporated in 2020)
Hangzhou Huaji Brand Marketing Management Co., Ltd. (“Huaji”)*	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co., Ltd. (“Xingsheng”)	An associate of the Group (incorporated in 2020)

*	The investments in these associates were disposed by the Group in 2021 and 2022.

The Group entered into agreements with aforementioned equity method classified investees as related party transactions, including purchase of merchandise from them and marketplace services provided to them. Details of related party balances and transactions as of December 31, 2020, 2021 and 2022 are as follows:
Advance to related parties and amounts due from related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
Jixi	1,112	—
Yuncheng	1,179	—
Others	241	202

Total	2,532	202

Amounts due to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Weixin	5,413	5,382
Xingsheng	1,515	1,209
Yunnong	1,249	728
Bixin	1,150	376
Tianshi	1,037	884
Jimi	756	125
Jibi	749	618
Small Ye Group	691	691
Jixi	1,270	—
Others	1,800	595

	15,630	10,608

The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length
transactions with third-party customers and vendors.
Transactions with related parties

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Purchase of merchandise

Jimi	—	17,519	7,572
Weixin	9,214	14,508	32
Yuncheng	2,239	13,147	—
Xingsheng	600	11,768	7,384
Tianshi	17,021	11,256	2,722
Bixin	31,825	7,637	3,328
Yunnong	21,453	4,301	—
Huaji	2,573	4,265	—
Zhaomu	53,790	—	—
Zhengdao	28,372	—	—
Haomei	16,404	—	—
Others	21,784	7,714	472

	205,275	92,115	21,510

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Marketplace service provided to related parties

Jimi	2,379	5,637	1,699
Yuncheng	2,932	3,309	—
Bixin	2,759	2,322	1,234
Others	2,900	815	172

	10,970	12,083	3,105

Other goods and services provided to related parties

Xingsheng	—	—	554
Jimi	—	313	131
Tianshi	—	—	114
Yuncheng	171	208	—
Others	222	18	24

	393	539	823